COMMON STOCK (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Options Outstanding
Number of Options/Warrants Outstanding, Beginning	32,235,000
Number of Options/Warrants Outstanding, Ending	32,235,000	32,235,000
Number of Options Outstanding, Exercisable Ending	9,281,666	9,891,666	1,395,000
Weighted Average Exercise Price, Beginning	$ 0.13	$ 0.12	$ 0.24
Weighted Average Exercise Price, Granted	0	0.12	0.12
Weighted Average Exercise Price, Exercised	0	0.00	0.15
Weighted Average Exercise Price, Forfeited	0	0.15	0
Weighted Average Exercise Price, Ending	0.13	0.13	0.12
Weighted Average Exercise Price, Exercisable	$ 0.12	$ 0.12	$ 0.24
Weighted Average Remaining Contractual Term in Years, Beginning	8 years 9 months 18 days	9 years 9 months 18 days	7 years 8 months 12 days
Weighted Average Remaining Contractual Term in Years, Ending	8 years 6 months	8 years 9 months 18 days	9 years 9 months 18 days
Weighted Average Remaining Contractual Term in Years, Exercisable Ending	8 years 1 month 6 days	8 years 9 months 18 days	6 years 8 months 12 days
Number of Options Nonvested, Beginning	23,053,334
Number of Options Nonvested, Vested	(100,000)	(8,126,666)
Number of Options Nonvested, Ending	22,953,334	23,053,334
Weighted Average grant date Fair Value Nonvested, Beginning	$ 0.12	$ 0	$ 0
Weighted Average grant date Fair Value Nonvested, Vested	0.12	0	0
Weighted Average grant date Fair Value Nonvested, Ending	$ 0.12	$ 0	$ 9.9
Weighted Average Remaining Years to vest Nonvested, Beginning	8 years 9 months 18 days	9 years 9 months 18 days
Weighted Average Remaining Years to vest Nonvested, Vested	8 years 9 months 18 days	8 years 9 months 18 days
Weighted Average Remaining Years to vest Nonvested, Ending	8 years 1 month 6 days	8 years 3 months 18 days
Number of Options/Warrants Outstanding, Beginning		32,645,000	1,775,000
Number of Options/Warrants Outstanding, Granted		300,000	30,880,000
Number of Options/Warrants Outstanding, Exercised		(700,000)	(10,000)
Number of Options/Warrants Outstanding, Forfeited		(10,000)
Number of Options/Warrants Outstanding, Ending		32,235,000	32,645,000
Weighted Average Remaining Contractual Term in Years, Granted		9 years	9 years 10 months 24 days
Weighted Average Remaining Contractual Term in Years, Exercised		5 years 6 months
Weighted Average Remaining Contractual Term in Years, Forfeited		6 years 2 months 12 days
Aggregate Intrinsic Value, Beginning		$ 0	$ 0
Aggregate Intrinsic Value, Ending		0	0
Aggregate Intrinsic Value, Exercisable		$ 0	$ 0
Nonvested Options
Number of Options Nonvested, Beginning		30,880,000	0
Number of Options Nonvested, Granted		300,000	30,880,000
Number of Options Nonvested, Forfeited/Expired		0	0
Number of Options Nonvested, Ending		23,053,334	30,880,000
Weighted Average grant date Fair Value Nonvested, Granted		$ 0	$ 9.9
Weighted Average Remaining Years to vest Nonvested, Granted		9 years